Capital and Reserves - Schedule of Foreign Currency Translation Reserve (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital commitments [abstract]
Beginning balance	$ 27,934	$ 36,233
Gain (loss) on translation of foreign subsidiaries	10,752	(8,299)
Ending balance	$ 38,686	$ 27,934